Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net revenue	$ 815,225	$ 12,455,414	$ 22,154,506
Net revenue - related parties		192,841	1,519,531
Total revenue	815,225	12,648,255	23,674,037
Cost of revenue	857,060	13,992,499	26,278,300
Cost of revenue - related parties		178,636	1,448,533
Total cost of revenue	857,060	14,171,135	27,726,833
Gross loss	(41,835)	(1,522,880)	(4,052,796)
Operating expenses:
Selling expense	117,993	920,237	4,535,945
General and administrative expense	1,766,109	3,702,035	2,792,858
Research and development expense			1,062,582
Impairment of long-lived assets other than goodwill		813,344
Impairment of goodwill			1,599,591
Total operating expenses	1,884,102	5,435,616	9,990,976
Loss from operations	(1,925,937)	(6,958,496)	(14,043,772)
Interest expense	(1,180,489)	(1,378,755)	(233,101)
Government subsidies	8,651	129,255	81,882
Other income	137,163	1,189	20,242
Other expense	(35,197)	(290,655)	(26,992)
Investment income, net	2,120,241
Loss from equity method investment		(127,965)	(17,524)
Total other income (expenses)	1,050,369	(1,666,931)	(175,493)
Loss before income tax benefit	(875,568)	(8,625,427)	(14,219,265)
Income tax benefit	(900)
Net loss	(874,668)	(8,625,427)	(14,219,265)
Less: Net loss attributable to non-controlling interest		(8)	(40)
Net loss attributable to TDH Holdings, Inc.	(874,668)	(8,625,419)	(14,219,225)
Comprehensive loss
Net loss	(874,668)	(8,625,427)	(14,219,265)
Other comprehensive loss
Foreign currency translation adjustment	(355,411)	(100,954)	(65,123)
Total comprehensive loss	(1,230,079)	(8,726,381)	(14,284,388)
Less: Comprehensive loss attributable to noncontrolling interest		(8)	(347)
Comprehensive loss attributable to TDH Holdings, Inc.	$ (1,230,079)	$ (8,726,373)	$ (14,284,041)
Loss per common share attributable to TDH Holdings, Inc.
Basic (in Dollars per share)	$ (0.02)	$ (0.41)	$ (1.49)
Diluted (in Dollars per share)	$ (0.02)	$ (0.41)	$ (1.49)
Weighted average common shares outstanding
Basic (in Shares)	45,849,995	21,022,598	9,558,493
Diluted (in Shares)	45,849,995	21,022,598	9,558,493